Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Unamortized debt discount at beginning of the year	₱ 2,129	₱ 2,279
Additions	219	214
Revaluations	9	(2)
Accretion included as part of financing costs - net	(368)	(362)
Unamortized debt discount at end of the year	₱ 1,989	₱ 2,129